Stockholders’ Equity (Details)																																																1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 31, 2026 shares	Sep. 30, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	May 20, 2026 USD ($)	May 07, 2026 USD ($)	Mar. 31, 2026 shares	Mar. 09, 2026 USD ($) shares	Jan. 01, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 26, 2025 USD ($) shares	Dec. 08, 2025 USD ($) shares	Dec. 05, 2025 USD ($) shares	Dec. 01, 2025 USD ($) shares	Nov. 24, 2025 USD ($) shares	Nov. 14, 2025 USD ($) shares	Nov. 12, 2025 USD ($) shares	Nov. 07, 2025 USD ($) shares	Nov. 05, 2025 USD ($) shares	Nov. 04, 2025 USD ($) shares	Nov. 01, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 21, 2025 shares	Oct. 16, 2025	Sep. 25, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($) $ / shares shares	Sep. 13, 2025 USD ($) shares	Sep. 09, 2025 USD ($)	Aug. 14, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 27, 2025 USD ($) shares	Jun. 25, 2025 USD ($) shares	Jun. 23, 2025 USD ($) shares	Apr. 22, 2025 USD ($) shares	Mar. 04, 2025 USD ($) shares	Feb. 27, 2025 USD ($) $ / shares shares	Feb. 07, 2025 USD ($) shares	Feb. 06, 2025 USD ($) shares	Jan. 17, 2025 USD ($) shares	Jan. 06, 2025 USD ($) shares	Jan. 02, 2025 USD ($) shares	Nov. 26, 2024 shares	Mar. 13, 2024 USD ($) shares	Feb. 01, 2024 shares	Feb. 05, 2016 shares	Feb. 05, 2016 shares	May 31, 2026 USD ($) shares	Feb. 28, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 19, 2026	May 06, 2026	Apr. 30, 2026	Dec. 30, 2025 shares	Dec. 25, 2025	Nov. 09, 2025 $ / shares	Nov. 08, 2025 $ / shares	Oct. 30, 2025 $ / shares	Oct. 29, 2025 $ / shares	May 06, 2025 shares	Feb. 26, 2025 shares	Nov. 22, 2024 $ / shares	Aug. 09, 2024 shares	Apr. 02, 2024 $ / shares	Aug. 17, 2023 shares	Oct. 20, 2022 $ / shares
Stockholders’ Equity (Details) [Line Items]
Capital stock, shares authorized			3,020,000,000						3,020,000,000																																									3,020,000,000			3,020,000,000			3,020,000,000
Common stock, shares authorized			3,000,000,000						3,000,000,000																																									3,000,000,000			3,000,000,000			3,000,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001													$ 0.001		$ 0.001
Preferred stock, shares authorized			20,000,000						20,000,000																																									20,000,000			20,000,000			20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Shares issued for services																	367	217
Fair value for services (in Dollars) | $																	$ 88,080	$ 44,594
Preferred stock, value issued (in Dollars) | $
Stock issued conversion of convertible securities																																	18,600			207				500		40						427,768
Stock issued, conversion of convertible securities (in Dollars) | $																																	$ 127,968			$ 3,094				$ 5,800		$ 264
Gain (loss) on extinguishment of debt (in Dollars) | $																												$ 4,687	$ 7,689	$ 198,577			$ 244,032			(1,844)						$ 536												$ 9,238		$ 729,304	$ 413,903
Number of investors																																										2							13
Shares converted																																																		427,768
Warrant granted																																		100
Warrants exercise price (in Dollars per share) | $ / shares									$ 10																																															$ 10
Shares issued																																		100				92					1,992
Fair value (in Dollars) | $																																																						1,507,140
Outstanding payable (in Dollars) | $							$ 507,910
Debt conversion remaining amount (in Dollars) | $																																				$ 1,250				$ 5,800		$ 800
Number of employees																																	2
Settlement of liabilities (in Dollars) | $																																	$ 372,000
Stock based compensation (in Dollars) | $																								$ 0																										$ 1,440,160	2,360,259		12,748,152	3,310,183		$ 3,567,402
Fair value (in Dollars) | $																																						$ 2,122
Cash received for stock																																																	13,807
Gross proceeds (in Dollars) | $																																																	$ 276,140					278,138
Recognized period amount (in Dollars) | $																																							$ 109,250
Sale of stock									22,500													110,450									10,000
Aggregate fair value (in Dollars) | $																																																								$ 11,676,828
Capital shares reserved for future issuance																																																																			4,500
Number of shares issued			1,347,212						757,792																																									1,347,212			1,347,212			757,792
Gross proceeds from warrant (in Dollars) | $																																		$ 2,000																						$ 2,000
Effect of the exchange (in Dollars) | $																																																$ 27,457		$ 384,700	51,673		$ 384,700	1,363,254
Deemed dividend (in Dollars) | $																																																		$ 384,700			$ 384,700
Payments to repurchase noncontrolling interest (in Dollars) | $																																																$ 185,691
Number outstanding			1,853,371						569,922															466,162																										1,853,371			1,853,371			569,922					569,922
Exercise prices (in Dollars per share) | $ / shares																								$ 5
Outstanding options intrinsic value (in Dollars) | $			$ 426,264																																															$ 426,264			$ 426,264
Market price (in Dollars per share) | $ / shares			$ 5.25																																															$ 5.25			$ 5.25
Granted warrants shares																																					375,503												82,289
Granted (in Dollars per share) | $ / shares																																					$ 20
Warrants issued (in Dollars) | $																																																			2,000			2,000
Convertible Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock convertible promissory notes (in Dollars) | $																									$ 100,000
Gain (loss) on extinguishment of debt (in Dollars) | $																									(71,680)
Convertible Debt [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued for exercise of warrants																																																		0			58,594
Forecast [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued							800,200
Employees And Consultants [Member]
Stockholders’ Equity (Details) [Line Items]
Net pay owed to employees, officers, and directors, and payables to key consultants (in Dollars) | $																									$ 36,820
Vested stock options																									5,406
Vested stock options, exercise price (in Dollars per share) | $ / shares																									$ 7.4
Exercise price vest shares																									12,500
Vested in period, fair value (in Dollars) | $																									$ 100,271
Stock based compensation (in Dollars) | $																																																								$ 40,000
Compensation To Consultants [Member]
Stockholders’ Equity (Details) [Line Items]
Stock based compensation (in Dollars) | $																																																		$ 5,121	$ 0		$ 7,653	0
Prepaid balance remaining (in Dollars) | $			$ 12,887																																															$ 12,887			12,887
Warrants issued (in Dollars) | $																																																					$ 20,540
Shares issued for exercise of warrants																																																					2,000
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																													12,204
Fair value of services (in Dollars) | $																																																						$ 592,465
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued										40,404
Shares of restricted stock issued																																					25,000		6,250		2,433													23,442
Fair value of services (in Dollars) | $																																					$ 450,000		$ 131,250		$ 22,377
Prepaid expense (in Dollars) | $																																							$ 21,875
Stock issued																																					25,000
Shares issued for settlement of liabilities																																					23,442
Preferred series share																															14,812																				14,812			14,812
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant granted									22,500													110,450									10,000																	114,190			10,000			10,000		22,500
Shares issued																																																			468,832		1,819	642,477
Fair value (in Dollars) | $																																																						$ 276
Converted shares																																																		35,066			35,066	167,000
Fair value of services (in Dollars) | $																																																						$ 187,583
Shares issued for settlement of liabilities																																																						1,056,140
Number of shares issued																																																																				224,820
Issuance of common stock for fractional shares																																																					10,577
Warrants issued (in Dollars) | $																																																			$ 202			$ 4,698
Shares issued for exercise of warrants																																																			202,000			4,698,400
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Dollars) | $																																					$ 6,726,164												$ 1,363,243
Additional Paid-in Capital [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value (in Dollars) | $																																																						$ 1,506,862
Warrants issued (in Dollars) | $																																																			$ 1,798			(2,698)
Fair value allocation of warrants issued with debt (in Dollars) | $																																																					$ 238,170
Consulting Services Rendered, October 31, 2025 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Stock based compensation (in Dollars) | $																																																		$ 10,276			40,110
Fair value (in Dollars) | $																					$ 60,000
Shares of restricted stock issued																					10,000
Fair value of services (in Dollars) | $																					$ 68,000
Prepaid balance remaining (in Dollars) | $			0																																															0			0
Consulting Services Rendered, November 1, 2025 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of restricted stock issued																				2,500
Fair value of services (in Dollars) | $																				$ 15,000
Consulting Services Rendered, December 1, 2025 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued, conversion of convertible securities (in Dollars) | $													$ 22,557
Gain (loss) on extinguishment of debt (in Dollars) | $													(2,557)
Settlement of liabilities (in Dollars) | $													$ 20,000
Shares of restricted stock issued													2,686
Consulting Services Rendered, December 5, 2025 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Stock based compensation (in Dollars) | $																																																		73,395	0
Shares of restricted stock issued												10,000
Fair value of services (in Dollars) | $												$ 105,200
Consulting Services Rendered, December 8, 2025 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Stock based compensation (in Dollars) | $																																																		22,185	44,370		22,185	44,370
Shares of restricted stock issued											5,000
Fair value of services (in Dollars) | $											$ 59,900
Prepaid balance remaining (in Dollars) | $			9,860																																															9,860			9,860
Consulting Services Rendered, January 1, 2026 Issuance [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services (in Dollars) | $								$ 20,737
Consulting Services Rendered, January 1, 2026 Issuance [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued								1,819
Share-Based Payment Arrangement, Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock based compensation (in Dollars) | $																																																		1,402,634	1,521,104		12,566,135	2,319,521
Compensation cost not yet recognized (in Dollars) | $			$ 61,854																																															$ 61,854			$ 61,854
Common shares authorized for issuance			1,754,368																																															1,754,368			1,754,368
Share-Based Payment Arrangement, Option [Member] | Employees And Consultants [Member]
Stockholders’ Equity (Details) [Line Items]
Term of awards																							10 years
Stock based compensation (in Dollars) | $																																																					$ 34,158
Compensation cost not yet recognized (in Dollars) | $			$ 13,132																																															$ 13,132			$ 13,132
Flewber Global, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Convertable preferred stock																																					750
Consideration transferred (in Dollars) | $																																					$ 14,439,924
Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																											19.98%
PCG Advisory [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																																25.00%
PRISM Media Holdings [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																																25.00%
PRISM MediaWire Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																																25.00%
AIRHub Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																																20.00%
Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage					31.00%
Payments to repurchase noncontrolling interest (in Dollars) | $					$ 111,291
OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized																																																																						1,000,000,000
Preferred stock, shares authorized																																																																						50,000,000
Ownership interes percentage				31.00%
Payments to repurchase noncontrolling interest (in Dollars) | $				$ 74,400
MineralRite Corporation [Member]
Stockholders’ Equity (Details) [Line Items]
Capital shares reserved for future issuance																																																																			17,000,000
Regulation CF Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares			$ 12																																															$ 12			$ 12
Sale of stock																																																							12,204
Aggregate fair value (in Dollars) | $																																																							$ 84,790
Temporary equity, shares outstanding																																																																								100,000,000
Temporary equity, shares issued																																																																								100,000,000
Period after which shares are exercisable																																																					5 years
Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate			51.00%		51.00%				20.00%																																									51.00%			51.00%			20.00%			20.00%		41.73%
OG Collection Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate			51.00%	51.00%					20.00%	20.00%																																								51.00%			51.00%			20.00%		20.00%			44.00%	44.00%
Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate									20.00%																																															20.00%	41.73%
Ownership interest																																																51.00%												20.00%
OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate									20.00%																																															20.00%	44.00%
Ownership interest																																																51.00%												20.00%
Share-Based Payment Arrangement, Tranche One [Member] | Employees And Consultants [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price vest shares						3,125
Share-Based Payment Arrangement, Tranche Two [Member] | Employees And Consultants [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price vest shares			3,125
Share-Based Payment Arrangement, Tranche Three [Member] | Employees And Consultants [Member] | Forecast [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price vest shares		3,125
Share-Based Payment Arrangement, Tranche Four [Member] | Employees And Consultants [Member] | Forecast [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price vest shares	3,125
First March 13 Loan Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Gain (loss) on extinguishment of debt (in Dollars) | $																			$ (28,844)
First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued for services																			1,249
Fair value for services (in Dollars) | $																			$ 936,608
Common stock convertible promissory notes (in Dollars) | $																			$ 936,608
Convertable preferred stock																																												1,500
Debt conversion remaining amount (in Dollars) | $																																												$ 495,000
The November 22nd Loan Agreement [Member] | Convertible Debt [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued for services																		125
Fair value for services (in Dollars) | $																		$ 92,512
Common stock convertible promissory notes (in Dollars) | $																		$ 92,512
Certain Officers and Directors [Member]
Stockholders’ Equity (Details) [Line Items]
Payments to repurchase noncontrolling interest (in Dollars) | $																																																$ 173,316
Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Additional interest percentage										21.73%
Sale of stock										40,404
Aggregate fair value (in Dollars) | $										$ 78,010
OG Collection Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Additional interest percentage										24.00%
Sale of stock										480,000
Aggregate fair value (in Dollars) | $										$ 57,600
Noncontrolling Interest [Member]
Stockholders’ Equity (Details) [Line Items]
Payments to repurchase noncontrolling interest (in Dollars) | $																																																$ 185,691
Maximum [Member] | Vocal, Inc. [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate										41.73%
Maximum [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate										44.00%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																																																															$ 10
Minimum [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate										20.00%
Series A Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			50,000						50,000																																									50,000			50,000			50,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Preferred stock, shares issued			1,087						1,087						215																																			1,087			1,087			1,087
Preferred stock, shares outstanding			1,087						1,087																																									1,087			1,087			1,087
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares			$ 12																																															$ 12			$ 12
Percentage of ownership limitation																																																					4.99%
Shares issued for services												347			200	125
Fair value for services (in Dollars) | $												$ 41,462		$ 24,000	$ 24,400	$ 15,000
Preferred stock, value issued (in Dollars) | $			$ 1						$ 1						$ 25,750																																			$ 1			$ 1			$ 1
Stock issued conversion of convertible securities														200
Stock issued, conversion of convertible securities (in Dollars) | $														$ 24,000
Gain (loss) on extinguishment of debt (in Dollars) | $												$ 4,957
Shares issued																																														33,415	33,415
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 120																																															$ 120			$ 120
Series A Preferred Stock [Member] | Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage					9.27%
Series A Preferred Stock [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage				7.00%
Series A Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock convertible promissory notes (in Dollars) | $														$ 24,000
Series E Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			8,000																																															8,000			8,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 1,000																																															$ 1,000			$ 1,000
Preferred stock, shares issued			450																																															450			450
Preferred stock, shares outstanding			450																																															450			450
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares			$ 2,060																																															$ 2,060			$ 2,060
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Dollars) | $
Series F Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			5,500,000						5,500,000																																									5,500,000			5,500,000			5,500,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Preferred stock, shares issued			2,283						2,283																																									2,283			2,283			2,283
Preferred stock, shares outstanding			2,283						2,283																																									2,283			2,283			2,283
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares																																																																	$ 20	$ 100
Preferred stock, value issued (in Dollars) | $			$ 2						$ 2																																									$ 2			$ 2			$ 2	$ 3
Preferred tock stated value (in Dollars per share) | $ / shares			$ 1,000																																															$ 1,000			$ 1,000
Shares converted																																										835
Convertable preferred stock																																																									150
Warrant granted																																																									1,800
Warrants exercise price (in Dollars per share) | $ / shares																																																									$ 480
Series F Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares outstanding			2,283																																															2,283			2,283
Converted shares																																																						(835)
Warrants issued (in Dollars) | $
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares																																																																									$ 0.001
Convertable preferred stock			12,491																																							8,350						22,575		12,491			12,491
Common Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value (in Dollars) | $																																					$ 187,583
Shares of restricted stock issued																																					23,442
Common Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																																					52,807
Fair value of shares (in Dollars) | $																																					$ 950,526
Common Stock [Member] | Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage																											19.98%
Stock based compensation (in Dollars) | $																											$ 2,890,000
Common Stock [Member] | Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage					21.73%
Common Stock [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership interes percentage				24.00%
Common Stock [Member] | Minimum [Member] | Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership rate										20.00%
Series G Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			500,000						500,000																																									500,000			500,000			500,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Preferred stock, shares issued			16,979						17,280																																									16,979			16,979			17,280
Preferred stock, shares outstanding			16,979						17,280																																									16,979			16,979			17,280
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares			$ 20																																															$ 20			$ 20
Percentage of ownership limitation																																																					4.99%
Shares issued for services																	367	217
Fair value for services (in Dollars) | $																	$ 88,080	$ 44,594																																	$ 78,899
Preferred stock, value issued (in Dollars) | $			$ 17						$ 17																																									$ 17			$ 17			$ 17	$ 2
Stock issued conversion of convertible securities																									134
Stock issued, conversion of convertible securities (in Dollars) | $																									$ 28,140
Preferred tock stated value (in Dollars per share) | $ / shares			$ 750																																															$ 750			$ 750
Percentage of issuance shares, preferred stock																																																					9.99%
Series G Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares outstanding			16,979																																															16,979			16,979
Shares issued for services																																																			267
Shares issued																																																			267			267
Fair value (in Dollars) | $																																																						$ 2
Converted shares																																																		(301)			(301)
Shares issued for settlement of liabilities																																																						9,475
Warrants issued (in Dollars) | $
Series G Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																				1,419
Number of investors																																																				22
Proceeds from issuance of preferred stock (in Dollars) | $																																																				$ 1,056,000
Number of debtholders																																																				24
Issue of shares																																					9,475															9,475
Fair value of shares (in Dollars) | $																																					$ 6,395,625															$ 6,395,625
Market price (in Dollars per share) | $ / shares																																					$ 0.9
Series G Preferred Stock [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																									134
Ownership interes percentage																									10.00%
Series G Preferred Stock [Member] | Fly Flyte, Inc. [Member] | Business Combination, Investor [Member]
Stockholders’ Equity (Details) [Line Items]
Consideration transferred (in Dollars) | $																									$ 100,000
Series G Preferred Stock [Member] | Lafayette Street Office [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																			640
Fair value (in Dollars) | $																																			$ 192,000
Outstanding payable (in Dollars) | $																																			480,000
Gain on settlement (in Dollars) | $																																			$ 288,000
Series G Preferred Stock [Member] | Series G First Closing [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																				238
Number of investors																																																				5
Proceeds from issuance of preferred stock (in Dollars) | $																																																				$ 175,000
Warrant granted																																																				8,825
Warrants exercise price (in Dollars per share) | $ / shares																																																				$ 20
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value (in Dollars) | $																																																								$ 28,844
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member] | Convertible Debt [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																										134
Shares issued for services																			134
Fair value for services (in Dollars) | $																			$ 28,844
Proceeds from issuance of preferred stock (in Dollars) | $																										$ 100,500
Gain on settlement (in Dollars) | $																										$ 81,354
Series G Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares																																																															20
Series G Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares																																																															10
Series H Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			50,000						50,000																																									50,000			50,000			50,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Preferred stock, shares issued			3,156						3,798																																									3,156			3,156			3,798
Preferred stock, shares outstanding			3,156						3,798																																									3,156			3,156			3,798
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares			$ 5.14																																															$ 5.14			$ 5.14
Percentage of ownership limitation																																																					4.99%
Preferred stock, value issued (in Dollars) | $			$ 4						$ 4																																									$ 4			$ 4			$ 4	4
Preferred tock stated value (in Dollars per share) | $ / shares			$ 100																																															$ 100			$ 100
Percentage of issuance shares, preferred stock																																																					9.99%
Series H Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares outstanding			3,156																																															3,156			3,156
Converted shares																																																		(642)			(642)
Warrants issued (in Dollars) | $
Series I Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized			100,000						100,000																																									100,000			100,000			100,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001						$ 0.001																																									$ 0.001			$ 0.001			$ 0.001
Preferred stock, shares issued			37,812						37,812																						14,812																			37,812	14,812		37,812	14,812		37,812
Preferred stock, shares outstanding			37,812						37,812																																									37,812			37,812			37,812
Convetible preferred stock common stock per share (in Dollars per share) | $ / shares																																																															$ 10	$ 20
Percentage of ownership limitation																																																					4.99%
Preferred stock, value issued (in Dollars) | $			$ 38						$ 38																																									$ 38			$ 38			$ 38
Preferred tock stated value (in Dollars per share) | $ / shares			$ 100																																															$ 100			$ 100
Warrants exercise price (in Dollars per share) | $ / shares			$ 20																																															$ 20			$ 20
Preferred series share																															14,812																				14,812			14,812
Series I Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																																			14,812			14,812
Number of preferred stock shares issued																																																		0			0
Warrants issued (in Dollars) | $
Series I Preferred Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services (in Dollars) | $																																					$ 592,465
Series I Preferred Stock [Member] | Fly Flyte, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																															14,812
Fair value of shares (in Dollars) | $																															$ 592,465																				$ 592,465			$ 592,465
Series I Preferred Stock [Member] | PCG Advisory [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																																12,500
Fair value of shares (in Dollars) | $																																$ 456,250
Series I Preferred Stock [Member] | PRISM Media Holdings [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																																5,000
Fair value of shares (in Dollars) | $																																$ 182,500
Series I Preferred Stock [Member] | PRISM MediaWire Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																																2,500
Fair value of shares (in Dollars) | $																																$ 91,250
Series I Preferred Stock [Member] | AIRHub Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of shares																																3,000
Fair value of shares (in Dollars) | $																																$ 109,500